Financial assets and financial liabilities (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Financial assets and financial liabilities
Transfer from Level 1 to Level 2, Assets	€ 0	€ 0
Transfer from Level 2 to Level 1, Assets	0	0
Transfer from Level 1 to Level 2, Liabilities	0	0
Transfer from Level 2 to Level 1, Liabilities	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Transfers into Level 3, Liabilities	0	0
Transfers out of Level 3, Liabilities	€ 0	€ 0